Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income and Expense [Abstract]
Schedule of Financial Income and Financial Expenses

Financial income

Thousands of $ For the years ended December 31	2025	2024	2023
Interest income	1,502	1,078	1,088
Fair value adjustments
Exact Sciences 5-year warrants	-	1,037	-
Innovatus derivative instrument	-	165	719
NovioGendix contingent consideration	-	71	-
Right to prepay OrbiMed loan	298	6	-
Right to pay Exosome earnout in shares	233	-	-
Right to pay GPS earnout in shares	29	-	763
Financial income	2,062	2,357	2,570

Financial expenses

Thousands of $ For the years ended December 31	2025	2024	2023
Interest on Innovatus loan	-	(1,775)	(5,232)
Interest on OrbiMed loan	(10,830)	(5,456)
Interest on other loans and leases	(786)	(398)	(350)
Innovatus debt extinguishment cost	-	(3,130)
GPS amendment: additional consideration payment in cash	-	-	(250)
GPS amendment: additional consideration payment in shares	-	-	(878)
Impairment intangible assets	(160)
Other financial expenses	(545)	(323)	(190)
Fair value adjustments
GPS contingent consideration	(10,105)	(3,979)	(9,105)
Exosome contingent consideration	(490)
Right to pay GPS earnout in shares	-	(261)	-
Exact Sciences 5-year warrants	-	-	(2,153)
Kreos derivative instrument	-	-	(135)
NovioGendix contingent consideration	(112)	-	(49)
Financial expenses, net	(23,030)	(15,322)	(18,342)